Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024		Jun. 30, 2023
Consolidated Statements of Comprehensive Income Loss [Abstract]
Revenue	$ 5,356		$ 3,096
Cost of Revenue	2,706		1,901
Gross profit	2,650		1,195
Research and development expenses	259		569
Selling and marketing expenses	699		1,989
General and administrative expenses	1,425		965
Operating Profit (Loss)	267		(2,328)
Listing expenses	879
Finance Expenses	232		35
Finance Income	148		37
Loss before income taxes	(696)		(2,326)
Income taxes expenses
Net Loss for the period	(696)		(2,326)
Amounts that shall not be subsequently reclassified to profit and loss:
Loss from remeasurement of defined benefit plans
Total comprehensive loss for the period	$ (696)		$ (2,326)
Basic loss per share (in Dollars per share)	$ (0.1358)		$ (0.7355)
Weighted average of the number of ordinary shares used to calculate basic loss per share (in Shares)	5,123,789	[1]	3,161,779	[2]
Diluted loss per share (in Dollars per share)	$ (0.1358)		$ (0.7355)
Weighted average of the number of ordinary shares used to calculate diluted loss per share (in Shares)	5,123,789	[1]	3,161,779	[2]

[1]	Number of shares restated based on the reverse stock split that was effectuated in 2023.
[2]	Number of shares restated based on the reverse stock split that was effectuated in 2023.